Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation related to property and equipment	$ 2,300,000	$ 805,000	$ 4,200,000	$ 1,400,000	$ 4,200,000	$ 1,400,000	$ 1,300,000